Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.3%
Debt Funds - 47.3%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,453	$1,962,163
iShares 10-20 Year Treasury Bond ETF	20,758	2,377,621
iShares 1-3 Year Treasury Bond ETF	36,420	2,992,267
iShares 1-5 Year Investment Grade Corporate Bond ETF	41,380	2,091,345
iShares 20+ Year Treasury Bond ETF	9,805	1,042,958
iShares 3-7 Year Treasury Bond ETF	28,035	3,298,318
iShares 5-10 Year Investment Grade Corporate Bond ETF	41,319	2,118,838
iShares 7-10 Year Treasury Bond ETF	6,946	688,488
iShares Core Total USD Bond Market ETF	217,588	10,041,686
iShares Core U.S. Aggregate Bond ETF	62,663	6,243,741
iShares Fallen Angels USD Bond ETF	15,129	382,310
iShares JP Morgan USD Emerging Markets Bond ETF	11,282	973,411
iShares MBS ETF	83,580	7,917,533
Total Debt Funds		42,130,679
Equity Funds - 48.0%
iShares Core MSCI EAFE ETF	77,216	5,161,890
iShares Core MSCI Emerging Markets ETF	22,547	1,100,068
iShares Core S&P 500 ETF	41,434	17,032,689
iShares Core S&P Mid-Cap ETF	14,225	3,558,526
iShares Core S&P Small-Cap ETF	19,065	1,843,586
iShares ESG Aware MSCI USA ETF	18,954	1,714,389
iShares MSCI EAFE Growth ETF	20,597	1,929,527
iShares MSCI EAFE Value ETF	24,447	1,186,413
iShares MSCI USA Min Vol Factor ETF	9,413	684,702
iShares MSCI USA Quality Factor ETF	48,529	6,020,750
iShares U.S. Technology ETF	27,666	2,567,681
Total Equity Funds		42,800,221
Total Exchange Traded Funds
(Cost - $74,498,822)		84,930,900
Short-Term Investments - 4.2%
Money Market Funds - 4.2%
Dreyfus Government Cash Management, 4.71%(a)	3,032,540	3,032,540
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a)	753,574	753,574
Total Short-Term Investments (Cost - $3,786,114)		3,786,114
Total Investments - 99.5%
(Cost - $78,284,936)		$88,717,014
Other Assets Less Liabilities - Net 0.5%		422,155
Total Net Assets - 100.0%		$89,139,169

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	4	6/16/2023	$362,700	$(5,333)
MSCI EAFE Future	Goldman Sachs & Co.	16	6/16/2023	1,677,200	(78,270)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	7	6/16/2023	348,425	(13,010)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	2	6/16/2023	532,070	(46,482)
S&P 500 E-Mini Future	Goldman Sachs & Co.	25	6/16/2023	5,172,188	(287,587)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	4	6/16/2023	1,011,880	(23,875)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(454,557)